Concentration of Credit Risks (Tables)	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Committed Time Charter Income

The committed time charter income for financial years ending December 31, 2018, is as follows:

(in thousands)
2019:	$114,098
2020:	$77,370
2021:	$60,974
2022:	$43,961
2023:	$38,667
2024 onwards:	$69,810